GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of general and administrative expense [Abstract]
Disclosure of detailed information for general and administrative expense [Table Text Block]
	Years ended December 31,
	2024	2023
Compensation and benefits	(2,450)	(2,392)
Office administration expenses	(831)	(759)
Corporate development and marketing	(516)	(402)
Professional fees	(456)	(533)
Regulatory fees	(213)	(192)
	$(4,466)	$(4,278)